RESTRUCTURING CHARGES	3 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGES
4.	RESTRUCTURING CHARGES

In January 2015, Q CELLS announced restructuring plans to restructure its global operations. This decision includes the shutdown of its production facilities in Thalheim, Germany and the transfer of the machineries used for production to the production site in Malaysia. This plan results in a downsizing of the workforce in Germany which was communicated in March 2015 and an alternate use for certain assets that cannot be transferred. The Company estimated that it will recognize aggregate charges pursuant to the restructuring plan up to US$22.1 million, consisting of severance and other one-time termination benefits, cost to relocate long-lived assets, repayments of government subsidies and other costs.

The following table summarized the activities related to the restructuring charges as discussed above (in millions of US$).

	Employee Severance	Other	Total
Liability as of January 1, 2015	—	—	—
Restructuring charges	19.1	3.0	22.1
Cash payments	—	(0.7)	(0.7)
Effect of foreign currency translation	(0.7)	(0.1)	(0.8)
Liability as of March 31, 2015	18.4	2.2	20.6

The Company reported such restructuring expenses as a separate line item of “restructuring charges” within the operating expenses in the unaudited interim condensed consolidated statements of comprehensive income (loss) for the three months ended March 31, 2015.